Loan Servicing	12 Months Ended
Dec. 31, 2012
Loans / Loan Servicing / Loan Commitments and Other Related Activities [Abstract]
LOAN SERVICING

NOTE 4 – LOAN SERVICING

Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year-end are as follows:

	2012	2011
Mortgage loan portfolios serviced for:
FHLMC	$22,623	$16,373

There were no custodial escrow balances maintained in connection with serviced loans at year-end 2012 and 2011.

Activity for mortgage servicing rights follows:

	2012	2011	2010
Servicing rights:
Beginning of year	$47	$76	$115
Additions	112	4	5
Amortized to expense	(35)	(33)	(44)

End of year	$124	$47	$76